UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

ITEM 1.          SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

FEBRUARY 28, 2013

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)

February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 148.5%
Alaska — 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	$2,000,000	$2,429,180
Arizona — 1.9%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	2,855,000	3,136,988
California — 26.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.210%	4/1/24	3,000,000	3,002,670	(a)(b)
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.250%	3/1/24	2,500,000	2,720,925
Catholic Healthcare West	5.625%	7/1/32	5,000,000	5,434,100
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,500,000	2,588,150
California State, GO	5.000%	2/1/26	5,000,000	5,952,750
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,566,060
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/30	2,500,000	2,907,050
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	2,500,000	2,706,675
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,043,310
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,565,207
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	4,191,330
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,720,975
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	2,500,000	2,566,725
University of California Revenues, AMBAC	5.000%	5/15/36	2,620,000	2,638,549	(c)
Total California				43,604,476
Colorado — 8.0%
Colorado Health Facilities Authority Revenue:
Poudre Valley Health Care	5.000%	3/1/25	2,850,000	2,985,147
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	4,033,715
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	385,000	440,675
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,555,760
Total Colorado				13,015,297
Florida — 3.4%
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,702,624
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,286,540
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	541,275	(d)
Total Florida				5,530,439
Illinois — 15.8%
Chicago, IL, Midway Airport Revenue:
NATL	5.500%	1/1/29	2,000,000	2,005,100
NATL	5.625%	1/1/29	3,750,000	3,756,000	(e)
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,484,600

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois — continued
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	$1,000,000	$1,176,540
Illinois EFA Revenue, Northwestern University	5.500%	12/1/13	555,000	562,443
Illinois Health Facilities Authority Revenue:
Refunding, Lutheran General Health System	7.000%	4/1/14	980,000	1,007,626
Refunding, SSM Health Care, NATL	6.550%	6/1/13	1,850,000	1,877,084	(f)
South Suburban Hospital Project	7.000%	2/15/18	380,000	446,648	(f)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,613,924
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,698,120
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Place, AGM	5.000%	6/15/50	3,000,000	3,238,740	(g)
Total Illinois				25,866,825
Indiana — 2.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,064,620
Indianapolis, IN, Local Public Improvement Bond Bank	5.000%	6/1/27	2,000,000	2,302,580
Total Indiana				3,367,200
Maryland — 2.3%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,135,950
Maryland State Health & Higher EFA Revenue Bonds, Suburban Hospital	5.500%	7/1/16	2,500,000	2,656,950
Total Maryland				3,792,900
Massachusetts — 0.9%
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,104
Massachusetts State Water Resources Authority, NATL	5.000%	8/1/34	1,000,000	1,143,140
Total Massachusetts				1,499,244
Michigan — 4.7%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	4,019,470
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,261,600
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,367,672	(e)
Total Michigan				7,648,742
Missouri — 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,161,680
Nevada — 1.4%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,264,080
New Jersey — 3.1%
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	557,695
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,037,920	(e)
School Facilities Construction	1.720%	3/1/28	2,500,000	2,499,125	(b)
Total New Jersey				5,094,740

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — 26.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	$1,000,000	$1,201,510
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	2,500,000	2,949,800
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	1,500,000	1,789,455
MTA, NY, Revenue	5.000%	11/15/25	1,000,000	1,176,290
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,125,000
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	500,000	343,210
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,638,028
New York City, NY, TFA Revenue, Unrefunded Balance, Future Tax Secured	5.500%	11/15/17	15,000	15,057
New York Liberty Development Corp., Liberty Revenue:
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,372,620
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,774,750
New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,387,455
New York State Dormitory Authority Revenue, Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,299,260
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	5,285,996
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,732,150
Port Authority of New York & New Jersey	5.000%	1/15/41	5,000,000	5,624,650
Total New York				42,715,231
North Carolina — 4.3%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,701,850
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,259,520
Total North Carolina				6,961,370
Ohio — 0.7%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,198,630
Oklahoma — 1.4%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,326,080
Oregon — 0.8%
Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems	5.250%	10/1/18	1,250,000	1,338,975
Pennsylvania — 5.8%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,875,132
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	577,850
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	3,066,807
Total Pennsylvania				9,519,789

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico — 3.6%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.375%	4/1/42	$500,000	$504,085
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	2,000,000	2,150,380
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	1,075,000	1,133,566
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	2,000,000	2,128,480
Total Puerto Rico				5,916,511
Rhode Island — 1.0%
Rhode Island State Clean Water Finance Agency Water PCR, Revolving Fund Pooled Loan	5.000%	10/1/24	1,265,000	1,571,674
Tennessee — 3.9%
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	4,071,719
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,000,000	2,288,700
Total Tennessee				6,360,419
Texas — 18.0%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,926,650
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,580,308
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,237,907
Dallas-Fort Worth, TX, International Airport Revenue:
Joint Improvement	5.000%	11/1/38	2,000,000	2,197,180	(e)
Joint Improvement	5.000%	11/1/42	1,000,000	1,079,340	(e)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems	5.250%	12/1/18	2,960,000	3,176,820
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax	5.000%	11/1/36	2,500,000	2,878,575
Kemp, TX, ISD, GO, School Building	5.250%	2/15/33	3,450,000	3,889,978
Mesquite, TX, ISD, GO:
PSFG	0.000%	8/15/27	505,000	270,382	(c)
PSFG	0.000%	8/15/27	495,000	261,187
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,849,775
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	2,500,000	2,734,400
Texas State, GO, Water Financial Assistance	5.000%	8/1/27	2,755,000	3,348,702
Total Texas				29,431,204
Washington — 5.1%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,905,207
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,143,600
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,268,710
Total Washington				8,317,517
Wisconsin — 4.7%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,156,840	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin — continued
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	$3,110,000	$3,477,540
Total Wisconsin				7,634,380
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $219,681,121)				242,703,571
SHORT-TERM INVESTMENTS — 2.0%
Colorado — 0.1%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program\Series B-2, LOC-National City Bank	0.110%	12/1/34	140,000	140,000	(h)(i)
Florida — 0.3%
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.120%	8/1/34	400,000	400,000	(h)(i)
Palm Beach County, FL, Revenue, Comprehensive Alcoholism Rehabilitation Programs Inc., LOC-Wells Fargo Bank N.A.	0.210%	4/1/20	150,000	150,000	(h)(i)
Total Florida				550,000
New York — 0.9%
Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.090%	8/1/29	1,200,000	1,200,000	(h)(i)
New York City, NY, GO, SPA-Dexia Credit Local	0.190%	8/1/28	300,000	300,000	(h)(i)
Total New York				1,500,000
North Carolina — 0.3%
Charlotte, NC, Water & Sewer System Revenue, SPA-Depfa Bank PLC	0.090%	7/1/36	200,000	200,000	(h)(i)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.100%	2/1/34	300,000	300,000	(h)(i)
Total North Carolina				500,000
South Carolina — 0.4%
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.110%	9/1/25	600,000	600,000	(h)(i)
TOTAL SHORT-TERM INVESTMENTS (Cost — $3,290,000)				3,290,000
TOTAL INVESTMENTS — 150.5% (Cost — $222,971,121#)				245,993,571
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (52.0)%				(85,000,000)
Other Assets in Excess of Liabilities — 1.5%				2,433,517
TOTAL NET ASSETS — 100.0%				$163,427,088

(a)	Maturity date shown represents the mandatory tender date.
(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Abbreviations used in this schedule :
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Communities Development Authority
COP	- Certificates of Participation
EDA	- Economic Development Authority
EDC	- Economic Development Corporation
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
ISD	- Independent School District
LOC	- Letter of Credit
MTA	- Metropolitan Transportation Authority
MWRA	- Massachusetts Water Resources Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PSF	- Permanent School Fund
PSFG	- Permanent School Fund Guaranty
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

Summary of Investments by Industry †

Health Care	15.3%
Transportation	14.5
Special Tax Obligation	12.0
Local General Obligation	10.5
Industrial Revenue	9.8
Power	8.3
Water & Sewer	7.9
Other	6.1
Leasing	5.0
State General Obligation	4.5
Education	3.5
Pre-Refunded/Escrowed to Maturity	1.1
Solid Waste/Resource Recovery	0.2
Short - Term Investments	1.3
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of February 28, 2013 and are subject to change.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	11.4%
AA/Aa	41.0
A	38.3
BBB/Baa	6.8
B/B	0.8
A-1/VMIG 1	1.3
NR	0.4
100.0%

*                 As a percentage of total investments.

**          The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Municipal bonds†	—	$242,703,571	—	$242,703,571
Short-term investments†	—	3,290,000	—	3,290,000
Total investments	—	$245,993,571	—	$245,993,571
Other financial instruments:
Futures contracts	$180,407	—	—	$180,407
Total	$180,407	$245,993,571	—	$246,173,978

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,249,598
Gross unrealized depreciation	(227,148)
Net unrealized appreciation	$23,022,450

At February 28, 2013, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Sell:
U.S. Treasury 30-Year Bonds	67	3/13	$9,914,251	$9,733,844	$180,407

Notes to schedule of investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at February 28, 2013.

Futures Contracts
Primary Underlying Risk	Unrealized Appreciation
Interest Rate Risk	$180,407

During the period ended February 28, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$10,299,453

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2013

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: April 25, 2013